                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02349

Morgan Stanley Income Securities Inc.
                        (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004


ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INCOME SECURITIES INC.
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                   COUPON        MATURITY
THOUSANDS                                                    RATE            DATE             VALUE
---------                                                   ------        ---------       -----------
           CORPORATE BONDS (92.1%)
           Advertising/Marketing Services (1.0%)
$  785     Interpublic Group of Companies, Inc. (The)         5.40         11/15/09        $   798,663
 1,090     WPP Finance (UK) Corp. - 144A* (United Kingdom)   5.875         06/15/14          1,136,458
                                                                                           -----------
                                                                                             1,935,121
                                                                                            -----------
           Aerospace & Defense (1.8%)
   735     Northrop Grumman Corp.                            7.125         02/15/11            844,557
   328     Raytheon Co.                                       4.50         11/15/07            335,810
 1,400     Raytheon Co.                                       4.85         01/15/11          1,436,309
   642     Systems 2001 Asset Trust - 144A*                  6.664         09/15/13            711,253
                                                                                           -----------
                                                                                             3,327,929
                                                                                           -----------
           Air Freight/Couriers (1.2%)
 2,000     FedEx Corp.                                        7.25         02/15/11          2,285,904
                                                                                           -----------
           Airlines (0.8%)
   106     Continental Airlines, Inc.                        6.648         09/15/17            102,760
 1,396     Continental Airlines, Inc. (Series 974A)           6.90         01/02/18          1,400,350
                                                                                           -----------
                                                                                             1,503,110
                                                                                           -----------
           Broadcasting (0.8%)
 1,330     Clear Channel Communications, Inc.                 7.65         09/15/10          1,515,072
                                                                                           -----------
           Cable/Satellite TV (3.8%)
 1,365     Comcast Cable Communications Inc.                  6.75         01/30/11          1,534,803
 1,400     Comcast Cable Communications Inc.                 7.125         06/15/13          1,624,598
   750     Comcast Cable Communications Inc.                 8.375         05/01/07            829,905
   450     Comcast Corp.                                      6.50         01/15/15            501,139
 1,425     Cox Communications, Inc. - 144A*                  4.625         01/15/10          1,423,293
   710     Echostar DBS Corp.                                6.375         10/01/11            729,525
   390     TCI Communications, Inc.                          7.875         02/15/26            480,282
                                                                                           -----------
                                                                                             7,123,545
                                                                                           -----------
           Casino/Gaming (3.4%)
   645     Harrah's Operating Co., Inc.                       5.50         07/01/10            668,443
 1,590     Harrah's Operating Co., Inc.                       8.00         02/01/11          1,848,984
   185     MGM Mirage Inc.                                    6.00         10/01/09            190,550
   220     MGM Mirage Inc.                                    6.75         09/01/12            232,650
   940     MGM Mirage Inc.                                    8.50         09/15/10          1,073,950
 1,615     Park Place Entertainment Corp.                     7.50         09/01/09          1,804,763
   400     Station Casinos, Inc.                              6.00         04/01/12            409,500
                                                                                           -----------
                                                                                             6,228,840
                                                                                           -----------
           Chemicals: Major Diversified (0.3%)
   540     ICI Wilmington Inc.                               4.375         12/01/08            543,531
                                                                                           -----------
           Chemicals: Specialty (0.0%)
    50     FMC Corp.                                         10.25         11/01/09             57,625
                                                                                           -----------
           Containers/Packaging (0.6%)
 1,060     Sealed Air Corp - 144A*                           5.625         07/15/13          1,098,441
                                                                                           -----------

           Department Stores (2.8%)

 2,800     Federated Department Stores, Inc.                 6.625         09/01/08          3,050,667
   610     May Department Stores Co., Inc.                    5.95         11/01/08            645,508
   195     May Department Stores Co., Inc.                    6.70         09/15/28            204,952
 1,280     May Department Stores Co., Inc.                    6.90         01/15/32          1,388,672
                                                                                           -----------
                                                                                             5,289,799
                                                                                           -----------
           Electric Utilities (11.9%)
   505     Appalachian Power Co. (Series H)                   5.95         05/15/33            511,977
 1,360     Arizona Public Service Co.                         5.80         06/30/14          1,454,950

  530     Cincinnati Gas & Electric Co.                                    5.70         09/15/12        562,375
  365     Cincinnati Gas & Electric Co. (Series A)                         5.40         06/15/33        349,709
  290     Cincinnati Gas & Electric Co. (Series B)                        5.375         06/15/33        276,836
  705     Columbus Southern Power Co. (Series D)                           6.60         03/01/33        791,334
  540     Consolidated Natural Gas Co.                                     5.00         12/01/14        541,565
  100     Consolidated Natural Gas Co. (Series C)                          6.25         11/01/11        109,916
  625     Consolidated Natural Gas Co. (Series A)                          5.00         03/01/14        627,603
1,775     Consumers Energy Co.                                             4.00         05/15/10      1,745,500
   90     Consumers Energy Co.                                             4.80         02/17/09         92,422
  195     Consumers Energy Co.                                            5.375         04/15/13        202,004
  835     Duquesne Light Co. (Series O)                                    6.70         04/15/12        934,560
  930     Entergy Gulf States, Inc.                                        2.80         12/01/09        929,893
  915     Entergy Gulf States, Inc.                                        3.60         06/01/08        900,895
1,705     Exelon Corp.                                                     6.75         05/01/11      1,909,736
  215     Indianapolis Power & Light Co. - 144A*                           6.30         07/01/13        231,186
  460     Monongahela Power Co.                                            5.00         10/01/06        470,607
  330     Nevada Power Co.                                                 9.00         08/15/13        387,750
1,265     Ohio Edison Co.                                                  5.45         05/01/15      1,285,669
1,340     Ohio Power Co. (Series G)                                        6.60         02/15/33      1,504,015
1,185     Pacific Gas & Electric Co.                                       6.05         03/01/34      1,235,048
  235     Panhandle Eastern Pipe Line Co. (Series B)                       2.75         03/15/07        230,227
  100     PSEG Energy Holdings Inc.                                        7.75         04/16/07        106,250
  600     PSEG Energy Holdings Inc.                                       8.625         02/15/08        661,500
  300     Reliant Energy Resources Corp.                                   7.75         02/15/11        350,138
  115     Reliant Energy, Inc.                                             6.75         12/15/14        114,856
  250     Southern California Edison Co.                                   5.00         01/15/14        254,505
  570     Texas Eastern Transmission, L.P.                                 7.00         07/15/32        656,961
  305     Texas-New Mexico Power Co.                                       6.25         01/15/09        322,321
  220     TXU Corp.                                                       6.375         06/15/06        228,484
1,315     TXU Energy Co.                                                   7.00         03/15/13      1,470,983
  460     Wisconsin Electric Power Co.                                     3.50         12/01/07        458,467
   55     Wisconsin Electric Power Co.                                    5.625         05/15/33         56,145
                                                                                                     ----------
                                                                                                     21,966,387
                                                                                                     ----------
          Electronic Equipment/Instruments (0.8%)
  215     Xerox Corp.                                                     6.875         08/15/11        230,050
1,080     Xerox Corp.                                                     7.125         06/15/10      1,171,800
                                                                                                     ----------
                                                                                                      1,401,850
                                                                                                     ----------
          Environmental Services (1.7%)
  715     Republic Services Inc.                                           6.75         08/15/11        804,222
2,230     USA Waste Services, Inc.                                        7.125         10/01/07      2,423,508
                                                                                                     ----------
                                                                                                      3,227,730
                                                                                                     ----------
          Finance/Rental/Leasing (4.3%)
5,020     Ford Motor Credit Co.                                            7.25         10/25/11      5,390,832
2,430     Ford Motor Credit Co.                                           7.375         10/28/09      2,623,822
                                                                                                     ----------
                                                                                                      8,014,654
                                                                                                     ----------
          Financial Conglomerates (4.9%)
  675     General Motors Acceptance Corp.                                  4.50         07/15/06        675,659
6,000     General Motors Acceptance Corp.                                 6.875         09/15/11      6,156,948
2,080     General Motors Acceptance Corp.                                  8.00         11/01/31      2,143,985
                                                                                                     ----------
                                                                                                      8,976,592
                                                                                                     ----------
          Food Retail (1.4%)
  775     Albertson's, Inc.                                                7.50         02/15/11        898,707
1,360     Kroger Co.                                                       7.50         04/01/31      1,630,799
                                                                                                     ----------
                                                                                                      2,529,506
                                                                                                     ----------
          Food: Major Diversified (1.2%)
1,700     Kraft Foods Inc.                                                5.625         11/01/11      1,802,751
  370     Kraft Foods Inc.                                                 6.25         06/01/12        406,780
                                                                                                     ----------
                                                                                                      2,209,531
                                                                                                     ----------
          Food: Meat/Fish/Dairy (0.8%)
   95     Smithfield Foods Inc.                                            7.75         05/15/13        106,163
1,190     Smithfield Foods Inc. (Series B)                                 8.00         10/15/09      1,323,875
                                                                                                     ----------
                                                                                                      1,430,038
                                                                                                     ----------
          Forest Products (2.0%)
  135     Weyerhaeuser Co.                                                 6.00         08/01/06        140,341
3,135     Weyerhaeuser Co.                                                 6.75         03/15/12      3,537,725
                                                                                                     ----------
                                                                                                      3,678,066
                                                                                                     ----------
          Gas Distributors (1.3%)
  745     Nisource Finance Corp.                                          2.915         11/23/09        744,973

  585     Nisource Finance Corp.                                          7.625         11/15/05        606,437
  175     Northwest Pipeline Corp.                                        8.125         03/01/10        194,469
   73     Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)          7.628         09/15/06         77,159
  705     Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)          8.294         03/15/14        836,544
                                                                                                     ----------
                                                                                                      2,459,582
                                                                                                     ----------
          Home Furnishings (0.4%)
  600     Mohawk Industries, Inc. (Series D)                               7.20         04/15/12        691,346
                                                                                                     ----------
          Hospital/Nursing Management (1.5%)
  735     Columbia/HCA Healthcare Corp.                                    7.19         11/15/15        771,352
   85     Columbia/HCA Healthcare Corp.                                    9.00         12/15/14        100,549
  555     HCA, Inc.                                                        6.30         10/01/12        563,739
  170     HCA, Inc.                                                       7.875         02/01/11        187,483
  524     Tenet Healthcare Corp.                                          6.875         11/15/31        449,330
  750     Tenet Healthcare Corp.                                          7.375         02/01/13        731,250
                                                                                                     ----------
                                                                                                      2,803,703
                                                                                                     ----------
          Hotels/Resorts/Cruiselines (2.7%)
1,370     Hilton Hotels Corp.                                             7.625         12/01/12      1,604,549
1,140     Hyatt Equities LLC - 144A*                                      6.875         06/15/07      1,200,110
  285     Marriott International, Inc. (Series E)                          7.00         01/15/08        310,875
  145     Starwood Hotels & Resorts Worldwide, Inc.                       7.375         05/01/07        155,331
1,455     Starwood Hotels & Resorts Worldwide, Inc.                       7.875         05/01/12      1,669,613
                                                                                                     ----------
                                                                                                      4,940,478
                                                                                                     ----------
          Industrial Conglomerates (1.2%)
  730     Hutchison Whampoa International Ltd. - 144A* (Kyrgyzstan)        6.50         02/13/13        788,214
  580     Hutchison Whampoa International Ltd. - 144A* (Kyrgyzstan)        5.45         11/24/10        601,598
  150     Tyco International Group S.A. (Luxembourg)                       5.80         08/01/06        155,364
  470     Tyco International Group S.A. (Luxembourg)                      6.375         10/15/11        519,627
   55     Tyco International Group S.A. (Luxembourg)                       6.75         02/15/11         61,721
                                                                                                     ----------
                                                                                                      2,126,524
                                                                                                     ----------
          Industrial Machinery (0.7%)
1,120     Kennametal Inc.                                                  7.20         06/15/12      1,246,399
                                                                                                     ----------
          Information Technology Services (0.8%)
  560     Electronic Data Systems Corp.                                   7.125         10/15/09        617,406
  850     Electronic Data Systems Corp.- 144A*                             6.50         08/01/13        898,985
                                                                                                     ----------
                                                                                                      1,516,391
                                                                                                     ----------
          Insurance Brokers/Services (2.4%)
  990     Farmers Exchange Capital - 144A*                                 7.05         07/15/28      1,016,976
1,580     Farmers Insurance Capital - 144A*                               8.625         05/01/24      1,868,426
  775     Marsh & McLennan Companies, Inc.                                5.875         08/01/33        720,460
  800     Marsh & McLennan Companies, Inc.                                5.375         07/15/14        783,087
                                                                                                     ----------
                                                                                                      4,388,949
                                                                                                     ----------
          Integrated Oil (1.7%)
1,700     Amerada Hess Corp.                                              7.875         10/01/29      2,017,431
  500     Conoco Funding Co. (Canada)                                      6.35         10/15/11        558,866
   60     Petro-Canada (Canada)                                            4.00         07/15/13         56,304
  550     Petro-Canada (Canada)                                            5.35         07/15/33        515,741
                                                                                                     ----------
                                                                                                      3,148,342
                                                                                                     ----------
          Major Telecommunications (5.7%)
1,535     AT&T Corp.                                                       9.75         11/15/31      1,840,081
1,410     Deutsche Telekom International Finance Corp. NV (Netherlands)    8.75         06/15/30      1,867,405
  580     France Telecom S.A. (France)                                     9.25         03/01/31        788,568
1,390     GTE Corp.                                                        6.94         04/15/28      1,552,780
1,635     Sprint Capital Corp.                                            8.375         03/15/12      1,994,450
  485     Sprint Capital Corp.                                             8.75         03/15/32        648,159
  835     Telecom Italia Capital SA - 144A*                                4.00         01/15/10        819,628
  500     Verizon Global Funding Corp.                                     7.75         12/01/30        623,614
  405     Verizon New England Inc.                                         6.50         09/15/11        446,128
                                                                                                     ----------
                                                                                                     10,580,813
                                                                                                     ----------
          Managed Health Care (2.8%)
1,905     Aetna, Inc.                                                     7.875         03/01/11      2,232,298
  445     Anthem, Inc.                                                     6.80         08/01/12        504,531
1,560     Health Net, Inc.                                                9.875         04/15/11      1,884,210
  515     WellPoint Inc.- 144A*                                            3.75         12/14/07        515,085
                                                                                                     ----------
                                                                                                      5,136,124
                                                                                                     ----------
          Media Conglomerates (5.2%)
2,210     AOL Time Warner Inc.                                            6.875         05/01/12      2,520,554

2,305     AOL Time Warner Inc.                              7.625                 04/15/31                   2,797,263
  370     AOL Time Warner Inc.                              7.70                  05/01/32                     453,997
  140     News America Holdings Inc.                        7.75                  01/20/24                     166,466
  180     News America Holdings, Inc.                       7.30                  04/30/28                     206,868
3,000     News America Inc.                                 7.25                  05/18/18                   3,466,476
   40     Time Warner, Inc.                                 6.625                 05/15/29                      43,235
                                                                                                             ---------
                                                                                                             9,654,859
                                                                                                             ---------
          Medical Distributors (0.1%)
  205     AmerisourceBergen Corp.                           8.125                 09/01/08                     229,088
                                                                                                             ---------

          Medical Specialties (0.2%)
  360     Fisher Scientific International, Inc. - 144A*     6.75                  08/15/14                     387,900
                                                                                                             ---------

          Miscellaneous Commercial Services (0.4%)
  245     Iron Mountain Inc.                                6.625                 01/01/16                     229,688
  487     Iron Mountain Inc.                                7.75                  01/15/15                     496,740
                                                                                                             ---------
                                                                                                               726,428
                                                                                                             ---------
          Motor Vehicles (2.3%)
1,995     DaimlerChrysler North American Holdings Co.       7.30                  01/15/12                   2,267,990
  750     DaimlerChrysler North American Holdings Co.       8.00                  06/15/10                     867,827
  830     DaimlerChrysler North American Holdings Co.       8.50                  01/18/31                   1,040,133
                                                                                                             ---------
                                                                                                             4,175,950
                                                                                                             ---------
          Multi-Line Insurance (0.3%)
  480     Nationwide Mutual Insurance Co. - 144A*           8.25                  12/01/31                     595,033
                                                                                                             ---------

          Oil & Gas Pipelines (0.1%)
  220     Transcontinental Gas Pipe Line Corp. (Series B)   8.875                 07/15/12                     268,675
                                                                                                             ---------

          Oil & Gas Production (4.9%)
  245     Kerr-McGee Corp.                                  5.875                 09/15/06                     254,288
  395     Kerr-McGee Corp.                                  6.625                 10/15/07                     423,381
2,025     Kerr-McGee Corp.                                  7.875                 09/15/31                   2,487,676
  765     Nexen Inc. (Canada)                               5.05                  11/20/13                     761,066
1,145     Occidental Petroleum Corp.                        8.45                  02/15/29                   1,555,736
  765     Pemex Project Funding Master Trust                7.375                 12/15/14                     852,210
1,200     Pemex Project Funding Master Trust                8.00                  11/15/11                   1,384,200
  125     Pemex Project Funding Master Trust                8.625                 02/01/22                     145,750
  120     Plains E & P Corp.                                7.125                 06/15/14                     131,400
  910     Vintage Petroleum, Inc.                           7.875                 05/15/11                     973,700
                                                                                                             ---------
                                                                                                             8,969,407
                                                                                                             ---------
          Oil Refining/Marketing (0.7%)
  365     Ashland Inc. (Series MTNJ)                        7.83                  08/15/05                     375,121
  900     Marathon Oil Corp.                                5.375                 06/01/07                     936,410
                                                                                                             ---------
                                                                                                             1,311,531
                                                                                                             ---------
          Other Metals/Minerals (0.9%)
  760     Inco Ltd. (Canada)                                7.20                  09/15/32                     888,664
  720     Inco Ltd. (Canada)                                7.75                  05/15/12                     853,695
                                                                                                             ---------
                                                                                                             1,742,359
                                                                                                             ---------
          Property - Casualty Insurers (0.8%)
1,400     Mantis Reef Ltd. - 144A* (Australia)              4.692                 11/14/08                   1,405,314
                                                                                                             ---------

          Pulp & Paper (2.4%)
1,225     Abitibi-Consolidated Inc. (Canada)                8.55                  08/01/10                   1,333,719
  485     Abitibi-Consolidated Inc. (Canada)                8.85                  08/01/30                     489,850
1,680     Bowater Canada Finance (Canada)                   7.95                  11/15/11                   1,818,723
  675     Sappi Papier Holding AG - 144A* (Austria)         6.75                  06/15/12                     751,108
                                                                                                             ---------
                                                                                                             4,393,400
                                                                                                             ---------
          Railroads (2.2%)
  615     Burlington North Santa Fe Railway Co.             4.575                 01/15/21                     622,748
  760     CSX Corp.                                         2.75                  02/15/06                     753,678
  290     CSX Corp.                                         9.00                  08/15/06                     314,198
  585     Norfolk Southern Corp.                            7.35                  05/15/07                     633,490
  100     Union Pacific Corp - 144A*                        5.214                 09/30/14                     100,439
  820     Union Pacific Corp.                               6.65                  01/15/11                     917,988
  625     Union Pacific Corp. (Series MTNE)                 6.79                  11/09/07                     672,846
                                                                                                             ---------
                                                                                                             4,015,387
                                                                                                             ---------
          Real Estate Development (0.7%)
  214     World Financial Properties - 144A*                6.95                  09/01/13                     237,867

  958     World Financial Properties - 144A*                6.91                  09/01/13                   1,060,016
                                                                                                          ------------
                                                                                                             1,297,883
                                                                                                          ------------
          Real Estate Investment Trusts (0.8%)
  775     Reckson Operating Partnership                     5.15                  01/15/11                     782,701
  470     Rouse Co. (The)                                   3.625                 03/15/09                     443,513
  210     Rouse Co. (The)                                   5.375                 11/26/13                     201,813
                                                                                                          ------------
                                                                                                             1,428,027
                                                                                                          ------------
          Restaurants (0.4%)
  600     Tricon Global Restaurants, Inc.                   8.875                 04/15/11                     742,237
                                                                                                          ------------

          Savings Banks (0.9%)
1,455     Washington Mutual Inc.                            8.25                  04/01/10                   1,704,105
                                                                                                          ------------

          Specialty Stores (0.2%)
  275     Autonation, Inc.                                  9.00                  08/01/08                     315,563
                                                                                                          ------------

          Tobacco (1.1%)
  625     Altria Group, Inc.                                7.00                  11/04/13                     678,343
1,135     Altria Group, Inc.                                7.75                  01/15/27                   1,277,441
                                                                                                          ------------
                                                                                                             1,955,784
                                                                                                          ------------
          Wireless Telecommunications (0.8%)
  330     AT&T Wireless Services, Inc.                      7.875                 03/01/11                     389,429
  815     AT&T Wireless Services, Inc.                      8.75                  03/01/31                   1,102,225
                                                                                                          ------------
                                                                                                             1,491,654
                                                                                                          ------------
          TOTAL CORPORATE BONDS
          (Cost $160,513,128)                                                                              170,192,506
                                                                                                          ------------

          FOREIGN GOVERNMENT OBLIGATIONS (3.4%)
  910     Russian Federation                                5.00                  03/31/30                     941,850
  550     United Mexican States (Mexico)                    8.30                  08/15/31                     645,975
3,930     United Mexican States (Mexico)                    8.375                 01/14/11                   4,625,610
                                                                                                          ------------
          TOTAL FOREIGN OBLIGATIONS (COST $5,579,045)                                                        6,213,435
                                                                                                          ------------

          ASSET-BACKED SECURITIES (1.3%)
          Finance/Rental/Leasing (1.3%)
  650     CIT Equipment Collateral 2004-EF1 A3              3.50                  09/20/08                     645,775
  800     Harley-Davidson Motorcycle Trust 2004-2 A2        3.56                  02/15/12                     801,574
  950     TXU Electric Delivery Trans 2004-1 A2             4.81                  11/17/14                     973,713
                                                                                                          ------------
          TOTAL ASSET BACKED SECURITIES (COST $2,398,670)                                                    2,421,062
                                                                                                          ------------

          U.S. GOVERNMENT OBLIGATION (0.8%)
4,250     U.S. Treasury Strip (Cost $1,362,859)             0.00                  05/15/25                   1,505,805
                                                                                                          ------------

          SHORT-TERM INVESTMENTS (1.5%)
          U.S. Government Obligation(a) (0.4%)
  800     U.S. Treasury Bills ** (Cost $796,547)            1.89                  03/24/05                     796,640
                                                                                                          ------------

          REPURCHASE AGREEMENT (1.1%)
2,068     Joint repurchase agreement account (dated         2.223                 01/03/05                   2,068,000
           12/31/04; proceeds $2,068,383)
                                                                                                         ------------
          (b) (Cost $2,068,000)

          TOTAL SHORT-TERM INVESTMENTS
          (Cost $2,864,547)                                                                                  2,864,640
                                                                                                          ------------

          TOTAL INVESTMENTS
          (Cost $172,718,249)  (c) (d)                                                99.1%                183,197,448
          OTHER ASSETS IN EXCESS OF LIABILITIES                                        0.9                   1,648,269
                                                                                  --------                ------------
          NET ASSETS                                                                 100.0%               $184,845,717
                                                                                  ========                ============

--------------------------

      *     Resale is restricted to qualified institutional investors.

      ** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $271,700.

      (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

      (b)   Collateralized by federal agency and U.S. Treasury obligations.

      (c) Securities have been designated as collateral in amount equal to $35,873,187 in connection with open futures contracts.

      (d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,929,424 and the aggregate gross unrealized depreciation is $450,225, resulting in net unrealized appreciation of $10,479,199.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                       3